Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2023
Research and development expenses
Schedule of research and development expenses

	Year Ended
	December 31,
(in thousands of $)	2023	2022	2021
Personnel expenses	$226,344	$162,010	$160,464
External research and development expenses	483,192	366,955	382,902
Materials and consumables	4,057	2,396	2,735
Depreciation and amortization	105,546	102,132	3,742
IT expenses	19,935	12,678	7,798
Other expenses	20,418	17,194	22,879
Total Research and development expenses	$859,492	$663,366	$580,520